Unaudited Condensed Consolidated Statements of Cash flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income(loss)	$ (825,695)	$ 328,780	$ 439,380
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash operating lease expenses	(180,064)	12,281	13,937
Depreciation and amortization	442,090	554,772	571,441
Provision of credit loss	516,130	62,422	1,281
Provision for inventory(reversal)	(53,200)	(785,426)	397,039
Deferred tax expense	(4,638,121)	(600)	135,274
Unrealized gain from investment in securities		(1,066,927)	(245,800)
Investment income	3,433,407	100,216	28,207
Share of results of associates	126,333
Changes in operating assets and liabilities:
Accounts receivable	(4,538,813)	1,220,376	(728,868)
Bank acceptance notes receivable	997,090	2,304,899	(1,096,994)
Inventories	(3,872,105)	1,179,076	(2,069,096)
Prepayment to suppliers	(1,937,209)	446,983	305,403
Other current assets	(8,196,189)	(229,212)	1,450,828
Accounts payable	4,405,806	(960,861)	(1,069,672)
Insurance premium payables	1,208,837
Contract liabilities	2,997,528	(648,484)	1,877,996
Deferred government grants	150,174	(39,975)	(96,259)
Tax payables	167,934	97,043	22,210
Accrued expenses and other payables	6,604,911	(16,298)	7,009
Other non-current assets	(45,789)
Lease liabilities	180,853	1,610	(26,331)
Net cash provided by (used in) operating activities	(3,056,092)	2,560,675	(83,015)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,018,131)	(786,547)	(716,251)
Purchase of intangible assets	(148,426)		(1,885,870)
Cash received from disposal of long term investment		1,458,424
Dividend received		55,566
Payments on long term investment	(2,092,908)
Purchase of non controlling interest			(28,669)
Net cash provided by (used in) investing activities	(3,259,465)	727,443	(2,630,790)
Cash flows from financing activities:
Proceeds from bank loans	1,046,454
Repayment of bank loans	558,109	(486,208)	(143,347)
Proceeds from (Repayment of) bank notes payable			(972,291)
Net proceeds from issuance cost	5,758,009
Dividend paid			(1,787,517)
Net cash provided by (used in) financing activities	7,362,572	(486,208)	(2,903,155)
Effect of exchange rate change on Cash, cash equivalents and restricted cash	(167,720)	67,175	352,153
Net increase (decrease) in Cash, cash equivalents and restricted cash	879,295	2,869,085	(5,264,807)
Cash, cash equivalents and restricted cash at beginning of period	9,817,254	7,476,247	14,979,013
Cash, cash equivalents and restricted cash at end of period	10,696,549	$ 10,345,332	9,714,206
Supplemental cash flow information
Cash paid for interest	6,281
Cash paid for income taxes	39,375		$ 26,990
Supplemental non-cash information
Goodwill arising from the acquisition of the company by issuing shares 69,995,661 Class A ordinary shares per share of US$2.0	135,244,924
Lease liabilities arising from obtaining right-of-use assets	$ 205,468